Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Assets and Liabilities [Line Items]
Schedule of Regulatory Assets [Table Text Block]
The following table summarizes Cleco’s net regulatory assets and liabilities:

Cleco
	SUCCESSOR (1)	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Total Cleco Power regulatory assets, net	$543,973	$548,345
Cleco Holdings’ Merger adjustments
Fair value of long-term debt	155,776	—
Postretirement costs	23,362	—
Financing costs	8,966	—
Debt issuance costs	7,606	—
Total Cleco regulatory assets, net	$739,683	$548,345
(1)Cleco Holdings’ regulatory assets include acquisition accounting adjustments as a result of the Merger.

Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Schedule of Regulatory Assets [Table Text Block]
The following table summarizes Cleco Power’s net regulatory assets and liabilities:

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015	REMAINING RECOVERY PERIOD
Total federal regulatory (liability) asset — income taxes	$(635)	$5,614
Total state regulatory asset — income taxes	112,751	105,868
AFUDC	126,335	127,092
Total investment tax credit	(1,002)	(1,633)
Total regulatory assets — deferred taxes, net	237,449	236,941	*
Mining costs	6,372	8,921	2.5 yrs.
Interest costs	4,860	5,221	*
AROs (1)	2,096	2,462	*
Postretirement costs (1)	145,268	150,274	*
Tree trimming costs	5,549	6,318	*
Training costs	6,708	6,863	43 yrs.
Surcredits, net (2)	5,876	9,661	*
Amended lignite mining agreement contingency (1)	—	3,781	—
AMI deferred revenue requirement	4,772	5,318	9 yrs.
Production operations and maintenance expenses	13,999	12,436	*
AFUDC equity gross-up (2)	70,423	71,444	*
Acadia Unit 1 acquisition costs	2,442	2,548	23 yrs.
Financing costs	8,663	9,032	*
Biomass costs	18	50	0.5 yrs.
MISO integration costs	1,404	2,340	1.5 yrs.
Coughlin transaction costs	999	1,030	32.5 yrs.
Corporate franchise tax	1,308	373	*
Acadia FRP true-up	—	377	—
MATS Costs	4,270	—	1.5 yrs
Other	710	357	*
Total regulatory assets	285,737	298,806
PPA true-up	—	(312)	—
Fuel and purchased power	20,787	12,910	*
Total regulatory assets, net	$543,973	$548,345
(1)Represents regulatory assets in which cash has not yet been expended and the assets are offset by liabilities that do not incur a carrying cost.
(2)Represents regulatory assets for past expenditures that were not earning a return on investment at December 31, 2016. All other assets are earning a return on investment.
* For information related to the remaining recovery periods, refer to the following disclosures for each specific regulatory asset.